Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Consolidated Statements of Cash Flows
Net cash used in operating activities	$ (32,847)	$ (8,943)	$ (9,569)
Investing activities
Purchases of property, plant and equipment	(6,364)	(5,019)	(4,327)
Deposits in short-term investments	(903,551)	(325,032)	(80,857)
Proceeds from short-term investments	961,667	76,271	56,587
Investment in an equity investee	(8,000)	(7,000)	(5,000)
Net cash generated from/(used in) investing activities	43,752	(260,780)	(33,597)
Financing activities
Proceeds from issuance of ordinary shares	3,868	301,680	110,586
Purchases of treasury shares	(5,451)	(1,367)	(604)
Dividend paid to a non-controlling shareholder of a subsidiary	(1,282)	(1,594)	(564)
Repayment of loan to a non-controlling shareholder of a subsidiary	(1,550)		(1,000)
Proceeds from bank borrowings	26,923	32,540	25,128
Repayment of bank borrowings	(30,000)	(49,487)	(28,205)
Payment of issuance and other costs	(739)	(8,576)	(12,906)	$ (1,300)	$ (14,200)
Net cash (used in)/generated from financing activities	(8,231)	273,196	92,435
Net increase in cash and cash equivalents	2,674	3,473	49,269
Effect of exchange rate changes on cash and cash equivalents	(1,903)	2,361	(1,779)
Net increase in cash and cash equivalents, including effect of exchange rate changes	771	5,834	47,490
Cash and cash equivalents
Cash and cash equivalents at beginning of period	85,265	79,431	31,941
Cash and cash equivalents at end of period	86,036	85,265	79,431	$ 31,941	$ 79,431
Supplemental disclosure for cash flow information
Cash paid for interest	979	763	1,570
Cash paid for tax, net of refunds	3,752	3,836	2,664
Supplemental disclosure for non-cash activities
Accruals made for purchases of property, plant and equipment	138	1,054
Vesting of treasury shares for LTIP	$ 731	1,800
Accrued issuance costs for public offering		$ 34
Capitalization of amounts due from related parties to investments in equity investees			$ 7,000